Employee Benefit Plan, Master Trust (Tables) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Master Trust - Text Block
3. Plan's Interest in EH Master Trust
The Elevance Health Defined Contribution Master Trust was established on January 1, 2024 pursuant to a trust agreement between the Plan Administrator and Fidelity in order to facilitate the administration of transactions in certain investment options offered in both this Plan and the Elevance Health Puerto Rico Retirement Savings Plan (together, the "Participating Plans"). Each Participating Plan has a divided interest in specific investment assets held in the EH Master Trust.
A summary of the net assets of the EH Master Trust and the Plan's interest in the net assets of the EH Master Trust as of December 31, 2025 is as follows:

	2025		2024
	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances
Investments at fair value
Collective investment trusts	$12,095,039,709	$12,093,468,072	$10,874,772,817	$10,873,336,349
Elevance Health common stock	352,309,761	352,194,754	408,045,086	408,004,931
Mutual funds	302,657,683	302,656,679	329,248,156	329,247,804
Self-directed brokerage accounts	316,803,497	316,803,497	250,803,504	250,803,504

Total investments at fair value	13,066,810,650	13,065,123,002	11,862,869,563	11,861,392,588

Other assets (liabilities)	(64,169)	(64,148)	(37,723)	(37,719)

Total net assets	$13,066,746,481	$13,065,058,854	$11,862,831,840	$11,861,354,869
During the year ended December 31, 2025, the EH Master Trust net investment income was comprised of the following:

2025
EH Master Trust Balances
Net appreciation in fair value of investments	$1,774,360,282
Interest and dividends	43,516,628

Total EH Master Trust net investment income	$1,817,876,910

EBP, Master Trust - Table Text Block
A summary of the net assets of the EH Master Trust and the Plan's interest in the net assets of the EH Master Trust as of December 31, 2025 is as follows:

	2025		2024
	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances
Investments at fair value
Collective investment trusts	$12,095,039,709	$12,093,468,072	$10,874,772,817	$10,873,336,349
Elevance Health common stock	352,309,761	352,194,754	408,045,086	408,004,931
Mutual funds	302,657,683	302,656,679	329,248,156	329,247,804
Self-directed brokerage accounts	316,803,497	316,803,497	250,803,504	250,803,504

Total investments at fair value	13,066,810,650	13,065,123,002	11,862,869,563	11,861,392,588

Other assets (liabilities)	(64,169)	(64,148)	(37,723)	(37,719)

Total net assets	$13,066,746,481	$13,065,058,854	$11,862,831,840	$11,861,354,869
During the year ended December 31, 2025, the EH Master Trust net investment income was comprised of the following:

2025
EH Master Trust Balances
Net appreciation in fair value of investments	$1,774,360,282
Interest and dividends	43,516,628

Total EH Master Trust net investment income	$1,817,876,910

Net assets available for benefits	$ 13,312,912,847	$ 12,110,585,543
Net appreciation in fair value of investments	1,774,360,282
Interest and dividends	43,516,628
Total investment income	1,817,876,910
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	13,066,810,650	11,862,869,563
Other Assets (Liabilities)	(64,169)	(37,723)
Net assets available for benefits	13,066,746,481	11,862,831,840
EBP, Nonconsolidated, Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
Investments at fair value	12,095,039,709	10,874,772,817
EBP, Nonconsolidated, Master Trust | Company common stock, at fair value
EBP, Master Trust [Line Items]
Investments at fair value	352,309,761	408,045,086
EBP, Nonconsolidated, Master Trust | Mutual Fund
EBP, Master Trust [Line Items]
Investments at fair value	302,657,683	329,248,156
EBP, Nonconsolidated, Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	316,803,497	250,803,504
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	13,065,123,002	11,861,392,588
Other Assets (Liabilities)	(64,148)	(37,719)
Net assets available for benefits	13,065,058,854	11,861,354,869
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
Investments at fair value	12,093,468,072	10,873,336,349
EBP, Nonconsolidated, Plan Interest in Master Trust | Company common stock, at fair value
EBP, Master Trust [Line Items]
Investments at fair value	352,194,754	408,004,931
EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Fund
EBP, Master Trust [Line Items]
Investments at fair value	302,656,679	329,247,804
EBP, Nonconsolidated, Plan Interest in Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	$ 316,803,497	$ 250,803,504